Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		May 19, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Oakmark Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			16.02%	14.79%	11.77%
Oakmark Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.72%	14.51%	11.02%
Oakmark Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.71%	11.86%	9.50%
Oakmark Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.24%	15.00%	11.91%
Performance Inception Date		Nov. 30, 2016
Oakmark Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.28%	15.05%	11.95%
Performance Inception Date		Nov. 30, 2016
Oakmark Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.33%	15.09%	11.97%
Performance Inception Date		Dec. 15, 2020
Oakmark Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
Oakmark Fund | Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%	8.68%	8.49%
Oakmark Select Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			14.15%	13.37%	8.74%
Oakmark Select Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.07%	13.29%	8.32%
Oakmark Select Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.44%	10.72%	7.00%
Oakmark Select Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.29%	13.51%	8.85%
Performance Inception Date		Nov. 30, 2016
Oakmark Select Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]		14.44%	13.61%	8.91%
Performance Inception Date		Nov. 30, 2016
Oakmark Select Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]		14.47%	13.65%	8.93%
Performance Inception Date		Dec. 15, 2020
Oakmark Select Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
Oakmark Select Fund | Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%	8.68%	8.49%
Oakmark Global Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			2.53%	5.30%	5.63%
Oakmark Global Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.36%	4.60%	4.63%
Oakmark Global Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.81%	4.17%	4.37%
Oakmark Global Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[7]		2.73%	5.49%	5.76%
Performance Inception Date		Nov. 30, 2016
Oakmark Global Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[8]		2.78%	5.52%	5.80%
Performance Inception Date		Nov. 30, 2016
Oakmark Global Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[9]		2.81%	5.53%	5.81%
Performance Inception Date		Dec. 15, 2020
Oakmark Global Fund | MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%	11.17%	9.95%
Oakmark Global Select Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			4.68%	6.06%	6.42%
Oakmark Global Select Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.40%	5.45%	5.71%
Oakmark Global Select Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.98%	4.70%	5.07%
Oakmark Global Select Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[10]		4.86%	6.23%	6.54%
Performance Inception Date		Nov. 30, 2016
Oakmark Global Select Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[11]		4.94%	6.30%	6.59%
Performance Inception Date		Nov. 30, 2016
Oakmark Global Select Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[12]		5.00%	6.35%	6.62%
Performance Inception Date		Dec. 15, 2020
Oakmark Global Select Fund | MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.67%	11.17%	9.95%
Oakmark International Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			(4.60%)	1.81%	3.43%
Oakmark International Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.03%)	1.47%	2.92%
Oakmark International Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.22%)	1.46%	2.76%
Oakmark International Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[13]		(4.45%)	1.97%	3.55%
Performance Inception Date		Nov. 30, 2016
Oakmark International Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[14]		(4.37%)	2.05%	3.61%
Performance Inception Date		Nov. 30, 2016
Oakmark International Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[15]		(4.30%)	2.10%	3.63%
Performance Inception Date		Dec. 15, 2020
Oakmark International Fund | MSCI World ex U.S. Index Global (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.70%	5.10%	5.26%
Oakmark International Fund | MSCI EAFE Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%	4.73%	5.20%
Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			(2.93%)	4.42%	5.36%
Oakmark International Small Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.09%)	3.83%	4.65%
Oakmark International Small Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.53%)	3.47%	4.25%
Oakmark International Small Cap Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[16]		(2.81%)	4.57%	5.48%
Performance Inception Date		Nov. 30, 2016
Oakmark International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[17]		(2.73%)	4.66%	5.55%
Performance Inception Date		Nov. 30, 2016
Oakmark International Small Cap Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[18]		(2.69%)	4.68%	5.56%
Performance Inception Date		Dec. 15, 2020
Oakmark International Small Cap Fund | MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[19]		4.70%	5.10%	5.26%
Oakmark International Small Cap Fund | MSCI World ex U.S. Small Cap Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.76%	2.87%	5.49%
Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			8.72%	7.98%	6.88%
Oakmark Equity and Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.97%	6.94%	5.45%
Oakmark Equity and Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.32%	6.05%	5.14%
Oakmark Equity and Income Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[20]		8.99%	8.21%	7.04%
Performance Inception Date		Nov. 30, 2016
Oakmark Equity and Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[21]		8.99%	8.24%	7.07%
Performance Inception Date		Nov. 30, 2016
Oakmark Equity and Income Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[22]		9.00%	8.26%	7.08%
Performance Inception Date		Dec. 15, 2020
Oakmark Equity and Income Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%
Oakmark Equity and Income Fund | Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Oakmark Equity and Income Fund | 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.01%	8.71%	8.58%

[1]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[2]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[3]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.
[4]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[5]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[6]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.
[7]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[8]	Institutional Class shares commenced operations on 11/30/2016 The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[9]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.
[10]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[11]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[12]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.
[13]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[14]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[15]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.
[16]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[17]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[18]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.
[19]	The Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index, as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.
[20]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[21]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[22]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.